Nature and Description of the Company - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 Employee BusinessSegments
Disclosure of subsidiaries [abstract]
Address of entity registered office	904, 1331 Macleod Trail SE, Calgary, Alberta, Canada
Number of employees | Employee	4,600
Number of operating segments | BusinessSegments	3